UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	722	$723,830
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	900	902,239
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	913	918,899
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	347	352,018
Term Loan, 5.00%, Maturing November 2, 2018	764	776,509
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,119	1,130,477
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	1,714	544,198
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	984	971,469
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,170	2,179,931
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	385	366,092
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,353	5,383,695

		$14,249,357

Automotive — 5.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,592	$1,598,447
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	2,958	2,965,994
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	2,079	2,098,463
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,486	5,503,549
Term Loan, 3.25%, Maturing December 31, 2018	2,325	2,322,094
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,100	1,112,375
Federal-Mogul Corporation
Term Loan, 2.10%, Maturing December 29, 2014	3,025	3,008,121
Term Loan, 2.10%, Maturing December 28, 2015	2,166	2,153,863
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	7,450	7,529,156
Metaldyne Company LLC
Term Loan, 4.50%, Maturing December 18, 2018	1,884	1,894,190
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	875	881,716
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	893	894,378

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,201	$3,233,205

			$35,195,551

Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,775	$3,888,267

			$3,888,267

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		500	$503,750

			$503,750

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,397	$1,400,428
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		645	647,678
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		673	675,522
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		788	613,326
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		1,072	1,079,298
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,940	1,945,101
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020		993	997,256
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		542	545,167
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		691	697,731

			$8,601,507

Business Equipment and Services — 13.9%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,958	$4,993,918
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		3,650	3,673,791
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015		682	660,544
Term Loan, 7.75%, Maturing February 21, 2015		767	750,855
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,387	1,394,203
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 22, 2021		475	478,563
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		1,906	1,912,933
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019		697	698,742
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		925	930,038
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,194	1,201,864
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021		675	674,789
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		495	497,122

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		1,375	$1,382,734
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017		1,790	1,810,926
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		523	528,645
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018		1,000	1,012,500
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,020	1,017,300
Dealertrack Technologies, Inc.
Term Loan, Maturing February 26, 2021(3)		550	554,812
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,281	2,258,128
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,701	2,728,368
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,628	1,634,890
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		2,079	2,071,218
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		850	864,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		122	122,450
Term Loan, 4.00%, Maturing November 6, 2020		477	478,668
Term Loan, 4.97%, Maturing November 6, 2020	CAD	698	633,478
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,782	1,788,719
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		2,186	2,192,436
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,347	1,356,163
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		682	687,357
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,014,375
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		522	524,073
Term Loan, 4.29%, Maturing April 30, 2018	EUR	246	340,928
Term Loan, 4.29%, Maturing April 30, 2018	EUR	1,754	2,435,201
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		584	584,763
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		3,109	3,123,700
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,189	2,205,481
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,023	1,049,926
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 12, 2020		325	328,555
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,202	2,203,345
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,150	1,124,125
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,331	1,338,358
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		1,397	1,419,775
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,998	6,022,094
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		754	758,286

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,609	$1,609,085
Term Loan, 4.41%, Maturing January 31, 2017		2,900	2,907,785
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		952	957,583
Term Loan, 4.00%, Maturing March 9, 2020		8,833	8,875,579
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,144	1,153,505
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,558	3,575,876
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		132	133,278
Term Loan, 6.00%, Maturing July 28, 2017		675	680,898
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		347	349,980
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		4,045	4,035,884

			$89,743,467

Cable and Satellite Television — 5.3%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		938	$938,460
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		441	442,378
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,774	2,778,333
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,493	1,487,111
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,435	1,438,439
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		1,915	1,904,153
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,700	1,717,000
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,095	1,088,330
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		893	896,716
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.04%, Maturing July 3, 2018	EUR	1,722	2,381,752
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		809	791,036
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		875	879,193
Term Loan, 3.98%, Maturing March 31, 2021	EUR	4,346	6,058,164
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,650	2,787,185
Term Loan, 3.50%, Maturing June 8, 2020		5,525	5,525,000
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		347	348,070
YPSO France SAS
Term Loan, 4.22%, Maturing December 29, 2017	EUR	13	17,915
Term Loan, 4.22%, Maturing December 29, 2017	EUR	198	274,601
Term Loan, 4.22%, Maturing December 29, 2017	EUR	203	282,376
Term Loan, 4.22%, Maturing December 29, 2017	EUR	263	366,072
Term Loan, 4.22%, Maturing December 29, 2017	EUR	323	448,333
Term Loan, 3.97%, Maturing December 26, 2018	EUR	850	1,179,268

			$34,029,885

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		311	$313,506
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		161	162,663
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		2,562	2,582,942
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		4,094	4,125,087
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		1,017	1,025,537
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		136	137,169
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		788	793,912
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(3)		2,200	2,207,975
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,682	4,675,799
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		846	852,093
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		107	108,419
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		968	973,547
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		773	780,793
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,022,500
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		266	267,549
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		1,312	1,319,948
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	72	79,794
Term Loan, 4.73%, Maturing December 18, 2014	EUR	206	227,507
Term Loan, 4.73%, Maturing December 18, 2014	EUR	222	244,820
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		605	614,374
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		418	418,812
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		3,234	3,249,919
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,250	4,229,294
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		156	156,401
WR Grace & Co.
Term Loan, 0.50%, Maturing January 22, 2021(4)		217	217,309
Term Loan, 3.00%, Maturing January 31, 2021		608	608,465

			$31,396,134

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,152	$3,160,189
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,100	1,531,142
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,147	1,151,734

			$5,843,065

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		2,382	$2,373,918
Term Loan, 3.75%, Maturing January 6, 2021		750	749,129
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,921	2,941,948
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		542	546,152
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		3,688	3,717,330
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		666	668,850

			$10,997,327

Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		240	$241,130
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,350	1,356,329
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,407	2,309,036

			$3,906,495

Drugs — 3.4%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		750	$757,500
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		421	422,493
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		626	638,345
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		2,291	2,306,222
Term Loan, 4.25%, Maturing September 15, 2017		1,251	1,260,753
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)		450	450,281
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		925	932,631
Term Loan - Second Lien, 8.75%, Maturing January 17, 2022		500	508,750
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,108	2,114,402
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		975	973,172
Term Loan, Maturing January 30, 2021(3)	EUR	325	448,037
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		2,066	2,077,278
Term Loan, 3.75%, Maturing December 11, 2019		3,212	3,229,618
Term Loan, 3.75%, Maturing August 5, 2020		4,102	4,143,732
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017		1,789	1,795,387

			$22,058,601

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		2,178	$2,180,553
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60%, (3.10% Cash, 3.50% PIK), Maturing March 31, 2016(5)	GBP	551	295,315

			$2,475,868

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Electronics/Electrical — 11.6%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	1,828	$1,843,270
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	723	727,482
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018	900	895,500
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	800	786,000
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	3,195	3,225,414
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018	1,000	1,002,500
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	925	958,531
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	489	489,663
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,343	1,343,250
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,755	1,756,920
Term Loan, 4.50%, Maturing April 29, 2020	8,953	8,951,166
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,818	3,842,049
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	938	946,364
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	900	906,750
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	2,201	2,212,092
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	3,624	3,645,139
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	521	524,752
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	7,015	7,019,303
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019	1,042	1,047,336
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,551	1,571,746
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,413	1,418,417
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,498	2,513,645
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021	1,075	1,077,419
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	923	930,184
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,470	1,474,154
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	754,687
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	825	823,741
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,640	5,662,187
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	650	662,797
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019	1,353	1,363,084
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016	991	983,167
Term Loan, 5.00%, Maturing March 10, 2016	375	373,594

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 27, 2021	775	$781,458
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	547	555,420
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,158	1,166,986
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	687	707,481
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,462	1,476,104
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	425	425,531
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.25%, Maturing June 7, 2019	108	108,721
Term Loan, 3.25%, Maturing June 7, 2019	1,047	1,052,485
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,357	1,350,336
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	620	628,066
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,071	1,078,378
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,808	1,821,551
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	506,250
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,506	1,526,621

		$74,917,691

Equipment Leasing — 0.9%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	$3,162,708
International Lease Finance Corporation
Term Loan, Maturing February 13, 2021(3)	2,725	2,738,200

		$5,900,908

Financial Intermediaries — 5.7%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	694	$693,750
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,012,500
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	820	829,067
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,298	2,314,154
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	594	593,629
First Data Corporation
Term Loan, 4.16%, Maturing March 23, 2018	4,136	4,153,829
Term Loan, 4.16%, Maturing September 24, 2018	2,100	2,108,969
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,375	1,375,000
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	948	958,582
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	712	714,568
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,074	1,073,838
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,194	1,207,433

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,234	$4,243,212
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,102	1,110,135
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	791	794,000
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	471	473,851
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	6,728	6,726,220
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	823	818,823
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,365	1,377,899
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	1,474	1,416,256
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	298	297,812
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	725	735,875
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	1,579	1,577,162

		$36,606,564

Food Products — 6.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	1,436	$1,443,790
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018	665	664,293
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	3,744	3,754,721
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,457	1,473,014
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019	1,095	1,105,445
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,144	1,153,905
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing November 6, 2020	800	802,250
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing July 28, 2018	225	225,983
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,450	1,462,688
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	10,569	10,664,453
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,305	1,311,688
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	675	680,792
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	1,097	1,097,044
Term Loan, 3.75%, Maturing September 18, 2020	1,746	1,742,352
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	696	698,569
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	6,809	6,842,466
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	773	772,372
Term Loan, 3.25%, Maturing April 29, 2020	4,144	4,140,451

		$40,036,276

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 4.8%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		348	$349,450
Term Loan, 3.68%, Maturing July 26, 2016		194	194,146
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		300	302,875
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(5)		102	101,875
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,864	2,882,906
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		825	823,625
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		521	524,907
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,100	1,527,820
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,146	1,153,834
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing January 23, 2021		3,358	3,349,002
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,756	2,777,989
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		736	742,232
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,782	2,789,152
P.F. Chang’s China Bistro Inc.
Term Loan, 4.30%, Maturing July 2, 2019		469	469,649
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		619	622,166
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		299	299,060
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		4,527	4,562,902
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,568	5,859,379
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,497	1,499,438

			$30,832,407

Food/Drug Retailers — 4.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		1,234	$1,245,018
Term Loan, 4.75%, Maturing March 21, 2019		1,230	1,242,369
Alliance Boots Holdings Limited
Term Loan, 3.69%, Maturing July 10, 2017	EUR	1,000	1,387,202
Term Loan, 3.97%, Maturing July 10, 2017	GBP	7,000	11,757,573
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		5,774	5,784,452
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		494	499,922
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		2,556	2,573,258
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	512,625
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		3,020	3,042,365

			$28,044,784

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018	597	$605,955

		$605,955

Health Care — 14.0%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	516	$520,003
Term Loan, 4.25%, Maturing June 30, 2017	637	642,172
Term Loan, 4.25%, Maturing June 30, 2017	2,590	2,610,342
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	2,368	2,367,757
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	623	629,282
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	3,060	3,082,604
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	495	497,784
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017	8,356	8,382,944
BSN Medical Inc.
Term Loan, 4.25%, Maturing August 28, 2019	650	655,146
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	37	36,924
CHG Buyer Corporation
Term Loan, 4.50%, Maturing November 19, 2019	940	947,937
Community Health Systems, Inc.
Term Loan, 3.45%, Maturing January 25, 2017	1,853	1,865,585
Term Loan, 4.25%, Maturing January 27, 2021	7,688	7,767,149
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,474	1,483,417
CRC Health Corporation
Term Loan, 4.65%, Maturing November 16, 2015	1,974	1,984,307
Term Loan, Maturing November 16, 2015(3)	300	303,000
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	3,298	3,317,376
Term Loan, 4.00%, Maturing November 1, 2019	3,465	3,481,875
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,566	1,580,603
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	2,013	2,022,944
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	114	114,060
Term Loan, 4.25%, Maturing August 31, 2020	373	374,994
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	1,550	1,567,437
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017	3,593	3,591,790
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019	1,680	1,683,468
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,848	1,859,043
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,139	1,142,909
Term Loan, 7.75%, Maturing May 15, 2018	2,476	2,465,034
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,855	1,869,165
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	5,132	5,156,771

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		1,064	$1,040,535
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		448	449,960
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		570	571,655
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		705	712,361
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		513	516,479
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		3,721	3,736,053
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		600	604,750
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		3,193	3,235,891
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,825	1,837,547
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		2,153	2,166,932
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		300	300,560
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		1,421	1,427,649
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		1,877	1,873,854
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		542	545,997
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		775	783,880
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018		1,559	1,570,120
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		715	720,340
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		373	372,892
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,633	1,627,512
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,827	1,831,489
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		249	251,713

			$90,181,991

Home Furnishings — 0.5%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,794	$1,809,775
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,716	1,718,932

			$3,528,707

Industrial Equipment — 3.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,794	$1,779,199
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,027,500
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,045	2,040,344
Term Loan, 4.75%, Maturing July 30, 2020	EUR	449	622,632
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,891	1,896,801

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018	1,049	$1,054,501
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	3,595	3,618,921
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	447	447,881
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	825	828,609
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	5,112	5,133,490
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	1,163	1,167,729
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	325	327,031
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	1,006	1,007,234
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	595	600,122
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	377	379,453
Virtuoso US LLC
Term Loan, 4.75%, Maturing January 9, 2021	475	479,156

		$22,410,603

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	2,203	$2,214,107
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	5,402	5,450,554
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	950	957,600
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	9,467	9,499,832
Term Loan, 3.50%, Maturing July 8, 2020	1,070	1,063,074
Term Loan - Second Lien, Maturing February 19, 2021(3)	1,150	1,190,250
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	547	540,638
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	1,015	1,015,688
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	1,000	1,007,188
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	3,117	3,154,594
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,351	2,363,051

		$28,456,576

Leisure Goods/Activities/Movies — 5.5%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	1,471	$1,481,878
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,583	3,601,413
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	1,015	1,020,881
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,573	2,589,190
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	963	962,500
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	2,211	2,236,643
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,171	1,180,506

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		1,340	$1,352,856
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		469	472,370
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		1,075	1,076,344
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		2,928	2,937,461
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		1,320	486,149
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014		754	666,534
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(5)		900	619,650
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019		1,312	1,316,054
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		3,139	3,123,381
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		1,608	1,621,524
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		2,119	2,125,947
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		1,375	1,367,266
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		522	524,334
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	1,015,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		599	598,967
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		3,193	3,215,897

			$35,592,745

Lodging and Casinos — 4.9%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		478	$482,597
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		549	550,051
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		2,024	1,939,217
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		975	986,317
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		2,950	3,023,750
Gala Group Ltd.
Term Loan, 5.48%, Maturing May 25, 2018	GBP	2,850	4,800,509
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		158	160,747
Term Loan, 5.50%, Maturing November 21, 2019		368	375,075
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		6,888	6,922,151
La Quinta Intermediate Holdings LLC
Term Loan, Maturing February 19, 2021(3)		1,300	1,306,297
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		2,150	2,148,656
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,723	2,723,352
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,095	1,100,315
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		549	552,397

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	4,050	$4,060,109
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	399	400,621

		$31,532,161

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	893	$871,398
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,972	3,925,626
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	571	584,241
Fairmount Minerals Ltd.
Term Loan, 5.00%, Maturing September 5, 2019	2,269	2,302,136
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,525	1,539,297
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,130	1,081,149
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,988	3,007,589
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	512	517,954
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	875	903,437
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	612	593,397
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	460,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,834	1,804,662

		$17,590,886

Oil and Gas — 5.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	993	$1,001,079
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,375	2,440,312
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,931	1,952,903
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	165	166,470
Term Loan, 9.00%, Maturing June 23, 2017	2,425	2,461,647
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,117	1,142,176
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,148	1,152,715
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,249	8,295,074
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,650	1,679,050
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	482	482,338
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,950	1,969,987
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,150	3,167,999
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	40	40,532
Term Loan, 4.25%, Maturing December 16, 2020	108	108,682
Term Loan, 4.25%, Maturing December 16, 2020	777	781,279
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019	2,238	2,252,634
Term Loan, 4.25%, Maturing September 25, 2019	181	182,321

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.25%, Maturing September 25, 2019	297	$298,493
Stena International S.a.r.l.
Term Loan, Maturing February 24, 2021(3)	1,750	1,748,906
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,710	1,726,039
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,295	3,319,305

		$36,369,941

Publishing — 4.8%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	844	$845,207
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019	1,190	1,192,975
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	1,425	1,449,937
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016	1,483	1,486,374
Term Loan, 5.58%, Maturing December 31, 2016	1,683	1,686,081
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,346	5,111,444
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	3,947	3,961,779
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	9,043	8,906,980
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	826	841,558
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,250	1,263,274
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	725	737,801
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	400	402,000
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	441	370,528
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019	648	656,480
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,144	1,113,470
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	1,247	1,254,668

		$31,280,556

Radio and Television — 3.2%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016	20	$19,417
Term Loan, 6.90%, Maturing January 30, 2019	1,132	1,113,319
Term Loan, 7.65%, Maturing July 30, 2019	364	363,977
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,900	4,947,751
Entercom Radio, LLC
Term Loan, 4.01%, Maturing November 23, 2018	471	475,542
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019	462	465,824
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	772	776,859
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018	662	664,820
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	721	723,589
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	818	820,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nine Entertainment Group Pty Ltd
Term Loan, 3.25%, Maturing February 5, 2020		819	$816,765
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		975	978,656
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		571	570,045
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		2,219	2,159,747
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,482	5,503,577

			$20,400,450

Retailers (Except Food and Drug) — 7.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,047	$2,069,623
B&M Retail Limited
Term Loan, 6.02%, Maturing February 18, 2020	GBP	1,925	3,250,279
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,668	2,688,455
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,187	5,185,057
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		743	748,881
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		739	742,159
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,244	1,263,437
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,024	4,091,651
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		1,775	1,778,880
Term Loan, Maturing March 5, 2021(3)		3,200	3,184,000
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,909	1,911,725
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,829	2,842,098
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		876	878,190
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		4,763	4,823,925
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		543	547,201
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,502	2,509,530
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		520	522,349
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,338	2,350,530
Phillips Pet Food & Supplies
Term Loan, 4.50%, Maturing January 31, 2021		250	251,250
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,966	1,978,295
Term Loan, 4.25%, Maturing August 7, 2019		667	672,595
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,795	2,807,370
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		898	851,179
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,463	1,450,312
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	29	22,432

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	62	$49,045
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	347	272,602
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	18	14,447
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	71	55,889
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	440	345,980
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		680	650,235

			$50,809,601

Steel — 2.2%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		1,160	$1,167,928
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		6,892	6,969,512
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	743	1,247,240
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		754	756,380
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		478	478,737
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,550	1,555,812
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		174	174,857
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		1,561	1,564,743

			$13,915,209

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		2,030	$2,036,946
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017		1,353	1,367,360

			$3,404,306

Telecommunications — 5.5%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		988	$982,352
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		422	420,231
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		545	545,521
Term Loan, 4.75%, Maturing March 9, 2020		3,308	3,317,162
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021		3,327	3,333,889
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		8,350	8,414,362
Mitel US Holdings, Inc.
Term Loan, 5.25%, Maturing January 31, 2020		350	353,610
SBA Senior Finance II LLC
Term Loan, Maturing March 24, 2021(3)		975	975,122
Term Loan, 3.25%, Maturing March 31, 2021		1,025	1,025,128
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		1,333	1,339,757
Term Loan, 4.00%, Maturing April 23, 2019		2,016	2,026,973
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		7,683	7,715,094
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		2,032	2,038,179
Ziggo N.V.
Term Loan, Maturing January 15, 2022(3)	EUR	424	585,807

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, Maturing January 15, 2022(3)	EUR	494	$681,609
Term Loan, Maturing January 15, 2022(3)	EUR	659	909,336
Term Loan, Maturing January 15, 2022(3)	EUR	698	964,304

			$35,628,436

Utilities — 2.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		2,992	$3,011,337
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		1,144	1,132,808
Term Loan, 3.25%, Maturing January 31, 2022		423	418,470
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		1,048	1,054,512
Term Loan, 4.00%, Maturing April 2, 2018		3,088	3,106,022
Term Loan, 4.00%, Maturing October 9, 2019		938	943,696
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		1,072	1,078,140
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020		675	679,746
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019		647	649,985
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		677	680,313
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		601	609,964
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(4)		39	38,889
Term Loan, 4.25%, Maturing May 6, 2020		310	308,782
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020		1,700	1,718,062
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		450	453,375
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		800	814,000

			$16,698,101

Total Senior Floating-Rate Interests (identified cost $915,222,343)			$917,634,128

Corporate Bonds & Notes — 11.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.0%(6)
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)		45	$46,350
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)		75	75,656
GenCorp, Inc.
7.125%, 3/15/21		50	54,375

			$176,381

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		20	$20,950
Chrysler Group, LLC
8.25%, 6/15/21(7)		200	227,500
General Motors Financial Co., Inc.
4.75%, 8/15/17		75	81,487
3.25%, 5/15/18		10	10,275

Security	Principal Amount* (000’s omitted)	Value
4.25%, 5/15/23	40	$40,500
Navistar International Corp.
8.25%, 11/1/21	105	110,119

		$490,831

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc.
6.00%, 5/1/22	70	$77,875
4.25%, 5/1/23	100	98,250

		$176,125

Broadcast Radio and Television — 0.0%(6)
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22(7)	20	$20,550

		$20,550

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	55	$59,125
E*TRADE Financial Corp.
6.00%, 11/15/17	15	15,975
6.375%, 11/15/19	45	49,050
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	35	37,013

		$161,163

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	55	$58,713
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	70	75,075
HD Supply, Inc.
8.125%, 4/15/19	40	45,200
7.50%, 7/15/20	70	77,000
Interline Brands, Inc.
10.00%, 11/15/18(8)	140	154,175
Nortek, Inc.
10.00%, 12/1/18	90	99,675
8.50%, 4/15/21	50	56,250
USG Corp.
5.875%, 11/1/21(7)	40	42,650

		$608,738

Business Equipment and Services — 0.1%
ADT Corp. (The)
6.25%, 10/15/21(7)	85	$89,569
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(7)	35	37,537
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,400
IMS Health, Inc.
6.00%, 11/1/20(7)	80	85,800
Iron Mountain, Inc.
6.00%, 8/15/23	95	101,412
Modular Space Corp.
10.25%, 1/31/19(7)	15	15,713
ServiceMaster Co.
8.00%, 2/15/20	110	117,975
7.00%, 8/15/20	40	41,700
TransUnion Holding Co., Inc.
8.125%, 6/15/18(8)	110	116,600

Security	Principal Amount* (000’s omitted)		Value
United Rentals North America, Inc.
8.375%, 9/15/20		20	$22,500
7.625%, 4/15/22		25	28,531

			$698,737

Cable and Satellite Television — 0.3%
AMC Networks, Inc.
4.75%, 12/15/22		35	$35,350
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17		65	69,225
5.25%, 9/30/22		160	160,400
5.75%, 1/15/24		70	70,525
DISH DBS Corp.
6.75%, 6/1/21		210	235,725
5.875%, 7/15/22		70	73,850
IAC/InterActiveCorp.
4.875%, 11/30/18(7)		60	62,850
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		1,000	1,040,000

			$1,747,925

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		25	$26,125
Hexion US Finance Corp.
6.625%, 4/15/20		3,075	3,194,156
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	1,000	1,468,985
8.375%, 2/15/19(7)		1,950	2,166,937
7.50%, 5/1/20(7)		900	993,375
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		20	21,500
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,525
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		2,150	2,153,750
Tronox Finance, LLC
6.375%, 8/15/20		160	165,200

			$10,325,553

Clothing/Textiles — 0.0%(6)
Levi Strauss & Co.
6.875%, 5/1/22		40	$44,000
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		10	10,950
10.00%, 8/1/20		10	11,400

			$66,350

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(7)		20	$19,850
Harbinger Group, Inc.
7.875%, 7/15/19		65	70,850
Spectrum Brands, Inc.
6.375%, 11/15/20		50	54,750
6.625%, 11/15/22		75	82,125
TMS International Corp.
7.625%, 10/15/21(7)		60	65,250

			$292,825

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(7)		25	$25,844
6.00%, 6/15/17(7)		35	36,487
BOE Merger Corp.
9.50%, 11/1/17(7)(8)		85	90,737
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23		40	39,500
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		4,350	4,567,500
Sealed Air Corp.
8.375%, 9/15/21(7)		10	11,588

			$4,771,656

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(7)(8)		90	$93,150
7.75%, 11/1/17(8)		135	139,725
Party City Holdings, Inc.
8.875%, 8/1/20		130	145,600

			$378,475

Diversified Financial Services — 0.4%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17(7)		45	$45,675
4.875%, 3/15/19(7)		65	66,462
6.00%, 8/1/20(7)		65	68,900
5.875%, 2/1/22(7)		20	20,450
KION Finance SA
4.788%, 2/15/20(7)(9)	EUR	1,450	2,036,461
SLM Corp.
5.50%, 1/15/19		160	169,821

			$2,407,769

Drugs — 0.1%
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)		245	$268,888
7.50%, 7/15/21(7)		70	80,150

			$349,038

Ecological Services and Equipment — 0.0%(6)
ADS Waste Holdings, Inc.
8.25%, 10/1/20		55	$59,950
Clean Harbors, Inc.
5.25%, 8/1/20		50	51,750
5.125%, 6/1/21		25	25,625
Covanta Holding Corp.
5.875%, 3/1/24		45	46,138

			$183,463

Electronics/Electrical — 0.2%
Advanced Micro Devices, Inc.
6.75%, 3/1/19(7)		65	$65,488
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)		35	36,269
8.875%, 1/1/20(7)		260	296,400
BMC Software Finance, Inc.
8.125%, 7/15/21(7)		85	89,781
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)		55	58,438
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)		55	58,506

Security	Principal Amount* (000’s omitted)		Value
Infor US, Inc.
9.375%, 4/1/19		65	$73,775
NCR Corp.
5.875%, 12/15/21(7)		20	21,500
5.00%, 7/15/22		65	66,137
6.375%, 12/15/23(7)		40	43,000
Nuance Communications, Inc.
5.375%, 8/15/20(7)		120	120,900

			$930,194

Equipment Leasing — 0.3%
Air Lease Corp.
4.50%, 1/15/16		70	$74,025
International Lease Finance Corp.
8.625%, 9/15/15		1,000	1,108,750
6.75%, 9/1/16(7)		400	450,500
7.125%, 9/1/18(7)		400	467,000

			$2,100,275

Financial Intermediaries — 1.2%
Ally Financial, Inc.
2.436%, 12/1/14(9)		35	$35,264
0.00%, 6/15/15		80	77,600
3.50%, 7/18/16		535	553,725
CIT Group, Inc.
5.50%, 2/15/19(7)		45	49,106
5.375%, 5/15/20		10	10,850
5.00%, 8/15/22		20	21,090
First Data Corp.
7.375%, 6/15/19(7)		1,000	1,086,250
6.75%, 11/1/20(7)		1,640	1,779,400
11.25%, 1/15/21(7)		65	74,263
10.625%, 6/15/21(7)		65	73,450
11.75%, 8/15/21(7)		35	37,625
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,547,407
JPMorgan Chase & Co.
6.75%, 12/31/49(9)		80	84,400
Lender Processing Services, Inc.
5.75%, 4/15/23		80	85,700
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	1,000	1,480,372

			$7,996,502

Food Products — 0.0%(6)
B&G Foods, Inc.
4.625%, 6/1/21		10	$9,988
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)		155	162,944
Post Holdings, Inc.
6.75%, 12/1/21(7)		30	32,212
7.375%, 2/15/22(7)		15	16,406

			$221,550

Food Service — 0.0%(6)
Aramark Corp.
5.75%, 3/15/20(7)		35	$37,100
Darling International, Inc.
5.375%, 1/15/22(7)		40	41,100
Pinnacle Operating Corp.
9.00%, 11/15/20(7)		40	43,700

			$121,900

Security	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 0.0%(6)
Pantry, Inc. (The)
8.375%, 8/1/20		75	$81,375

			$81,375

Health Care — 1.1%
Accellent, Inc.
8.375%, 2/1/17		180	$188,775
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		4	4,360
Alere, Inc.
8.625%, 10/1/18		45	48,600
6.50%, 6/15/20		35	36,925
Amsurg Corp.
5.625%, 11/30/20		20	21,150
Biomet, Inc.
6.50%, 8/1/20		175	189,656
Capsugel SA
7.00%, 5/15/19(7)(8)		25	25,984
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,445	2,594,756
7.125%, 7/15/20		130	142,187
6.875%, 2/1/22(7)		145	145,000
ConvaTec Finance International SA
8.25%, 1/15/19(7)(8)		200	206,500
DaVita, Inc.
5.75%, 8/15/22		225	239,062
HCA Holdings, Inc.
6.25%, 2/15/21		90	98,325
HCA, Inc.
6.50%, 2/15/20		20	22,625
4.75%, 5/1/23		1,200	1,203,000
Hologic, Inc.
6.25%, 8/1/20		265	282,887
INC Research, LLC
11.50%, 7/15/19(7)		55	62,013
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		50	58,063
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(7)(8)		180	188,325
Opal Acquisition, Inc.
8.875%, 12/15/21(7)		70	70,263
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)		60	64,350
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		55	59,228
4.375%, 10/1/21		675	669,937
8.125%, 4/1/22		105	117,863
United Surgical Partners International, Inc.
9.00%, 4/1/20		65	73,600
VWR Funding, Inc.
7.25%, 9/15/17		95	102,363
WellCare Health Plans, Inc.
5.75%, 11/15/20		85	89,038

			$7,004,835

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		752	$817,800
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	300	422,890

Security	Principal Amount* (000’s omitted)		Value
Tempur Sealy International, Inc.
6.875%, 12/15/20		40	$44,000

			$1,284,690

Industrial Equipment — 0.0%(6)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)		25	$26,469
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(5)(10)		87	68,938
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	42,600
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(8)		10	10,400

			$148,407

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		60	$64,050
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		1,175	1,257,250
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		115	120,175
Towergate Finance PLC
6.021%, 2/15/18(7)(9)	GBP	700	1,189,768

			$2,631,243

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		35	$38,062
Bombardier, Inc.
4.25%, 1/15/16(7)		50	52,250
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)		55	56,925
National CineMedia, LLC
6.00%, 4/15/22		835	878,837
NCL Corp., Ltd.
5.00%, 2/15/18		30	31,275
Regal Entertainment Group
5.75%, 3/15/22		35	35,875
5.75%, 2/1/25		30	29,438
Royal Caribbean Cruises
7.25%, 6/15/16		25	28,188
7.25%, 3/15/18		50	58,250
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		75	83,250
Viking Cruises, Ltd.
8.50%, 10/15/22(7)		65	74,262
WMG Acquisition Corp.
6.00%, 1/15/21(7)		50	52,500

			$1,419,112

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
9.375%, 12/15/14(2)(7)		535	$216,675
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		2,375	2,287,422
9.00%, 2/15/20		630	615,825
9.00%, 2/15/20		1,300	1,270,750
GLP Capital, LP/GLP Financing II, Inc.
4.375%, 11/1/18(7)		10	10,400
4.875%, 11/1/20(7)		105	108,937
5.375%, 11/1/23(7)		25	25,938

Security	Principal Amount* (000’s omitted)	Value
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	110	$116,531
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	62	61,468
MGM Resorts International
6.625%, 12/15/21	120	131,850
7.75%, 3/15/22	30	34,575
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)(8)	50	50,469
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	45	43,988
Station Casinos, LLC
7.50%, 3/1/21	85	91,587
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	20	19,950
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	345	305,325
Waterford Gaming, LLC
8.625%, 9/15/14(5)(7)	145	61,146

		$5,452,836

Mining, Steel, Iron and Nonprecious Metals — 0.0%(6)
ArcelorMittal
6.75%, 2/25/22	25	$27,875
Eldorado Gold Corp.
6.125%, 12/15/20(7)	120	118,500
IAMGOLD Corp.
6.75%, 10/1/20(7)	100	88,500

		$234,875

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
7.00%, 4/15/20(7)	45	$46,969
6.25%, 11/15/22(7)	70	70,350

		$117,319

Oil and Gas — 0.5%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$16,088
5.375%, 11/1/21(7)	85	86,966
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	30	28,800
Berry Petroleum Co.
6.375%, 9/15/22	10	10,475
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	75,600
Bristow Group, Inc.
6.25%, 10/15/22	85	90,631
Chesapeake Energy Corp.
6.125%, 2/15/21	120	133,200
Concho Resources, Inc.
5.50%, 4/1/23	245	257,250
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	70	73,150
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	145	151,162
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	145	168,562
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	190	205,912
7.75%, 9/1/22	40	45,300

Security	Principal Amount* (000’s omitted)	Value
EPL Oil & Gas, Inc.
8.25%, 2/15/18	55	$59,675
Halcon Resources Corp.
9.75%, 7/15/20(7)	35	36,969
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	115	116,308
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,525
Laredo Petroleum, Inc.
7.375%, 5/1/22	75	83,625
MEG Energy Corp.
6.375%, 1/30/23(7)	105	108,675
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	140	143,150
Newfield Exploration Co.
5.625%, 7/1/24	130	137,150
Oasis Petroleum, Inc.
6.875%, 3/15/22(7)	85	92,650
6.875%, 1/15/23	140	152,950
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(7)	25	26,313
Plains Exploration & Production Co.
6.875%, 2/15/23	195	218,400
Rosetta Resources, Inc.
5.625%, 5/1/21	60	62,100
5.875%, 6/1/22	85	87,444
Sabine Pass Liquefaction, LLC
5.875%, 2/1/21(7)	170	175,100
Sabine Pass LNG, LP
6.50%, 11/1/20	105	110,250
Samson Investment Co.
10.75%, 2/15/20(7)	70	78,137
SandRidge Energy, Inc.
7.50%, 3/15/21	30	31,875
8.125%, 10/15/22	5	5,400
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	120	131,700
SM Energy Co.
6.50%, 1/1/23	85	91,375
Tesoro Corp.
5.375%, 10/1/22	90	93,375
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	15	15,750

		$3,416,992

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	645	$693,375
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	115	127,937

		$821,312

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$1,005,415
11.25%, 3/1/21	105	117,862
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	53,125
Series B, 6.50%, 11/15/22	100	107,000
Crown Media Holdings, Inc.
10.50%, 7/15/19	5	5,700

Security	Principal Amount* (000’s omitted)	Value
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	25	$26,375
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	73,063
Univision Communications, Inc.
6.75%, 9/15/22(7)	837	933,255

		$2,321,795

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	27	$27,810
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	65	68,737
Hot Topic, Inc.
9.25%, 6/15/21(7)	150	160,875
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	215	223,600
Michaels Stores, Inc.
7.75%, 11/1/18	45	48,488
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(7)	50	53,875
8.75%, 10/15/21(7)(8)	60	64,800
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	115	118,162
PETCO Holdings, Inc.
8.50%, 10/15/17(7)(8)	215	220,644
Radio Systems Corp.
8.375%, 11/1/19(7)	65	72,475
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	130	138,125

		$1,197,591

Software and Services — 0.0%(6)
Audatex North America, Inc.
6.00%, 6/15/21(7)	50	$53,625
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(7)(8)	75	78,000

		$131,625

Steel — 0.0%(6)
AK Steel Corp.
8.75%, 12/1/18	35	$39,550

		$39,550

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22	55	$58,438
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	35	35,525

		$93,963

Telecommunications — 1.3%
Avaya, Inc.
9.00%, 4/1/19(7)	50	$52,250
10.50%, 3/1/21(7)	459	437,084
CenturyLink, Inc.
6.75%, 12/1/23	95	101,175
Frontier Communications Corp.
7.625%, 4/15/24	30	31,950
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,102,500

Security	Principal Amount* (000’s omitted)		Value
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	$120,038
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		160	172,800
8.125%, 6/1/23(7)		120	130,800
NII International Telecom SCA
7.875%, 8/15/19(7)		70	49,350
SBA Communications Corp.
5.625%, 10/1/19		60	63,150
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	100,463
Softbank Corp.
4.50%, 4/15/20(7)		200	202,250
Sprint Communications, Inc.
7.00%, 8/15/20		680	746,300
6.00%, 11/15/22		80	82,400
Sprint Corp.
7.25%, 9/15/21(7)		75	82,406
7.875%, 9/15/23(7)		170	188,700
7.125%, 6/15/24(7)		60	63,150
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,800
6.633%, 4/28/21		50	54,313
6.731%, 4/28/22		35	37,931
6.625%, 4/1/23		55	59,331
6.836%, 4/28/23		15	16,256
6.50%, 1/15/24		10	10,625
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		1,025	1,060,875
6.00%, 4/15/21(7)	GBP	1,050	1,857,182
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(9)	EUR	550	776,246
6.50%, 4/30/20(7)		525	581,437
Windstream Corp.
7.75%, 10/1/21		90	97,650
6.375%, 8/1/23		40	39,600

			$8,361,012

Utilities — 1.3%
Calpine Corp.
7.50%, 2/15/21(7)		4,078	$4,516,385
7.875%, 1/15/23(7)		3,057	3,454,410
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)		35	36,094

			$8,006,889

Total Corporate Bonds & Notes (identified cost $72,203,480)			$76,991,421

Asset-Backed Securities — 2.4%

Security	Principal Amount (000’s omitted)		Value
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(7)(9)		$753	$726,642
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(9)		500	494,674
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(9)		400	393,113
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(7)(9)		250	228,110
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(7)(9)		985	985,975
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.988%, 7/17/19(7)(9)		750	720,366

Security	Principal Amount (000’s omitted)	Value
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.887%, 4/21/25(7)(9)	$2,925	$2,840,640
Comstock Funding Ltd., Series 2006-1A, Class D, 4.483%, 5/30/20(7)(9)	692	654,214
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.936%, 8/15/25(7)(9)	1,500	1,485,219
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.436%, 8/15/25(7)(9)	640	611,765
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.136%, 8/15/25(7)(9)	430	374,513
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(9)	450	441,538
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(9)	500	488,177
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(7)(9)	1,025	1,006,611
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(7)(9)	1,025	990,996
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(7)(9)	1,225	1,117,620
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.487%, 11/8/24(7)(9)	1,750	1,743,355

Total Asset-Backed Securities (identified cost $15,414,113)		$15,303,528

Common Stocks — 1.2%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(5)(10)(11)	20,780	$789,640

		$789,640

Building and Development — 0.1%
Panolam Holdings Co.(5)(11)(12)	280	$272,882

		$272,882

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(10)(11)	50,495	$378,713

		$378,713

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(10)(11)	37,016	$666,288

		$666,288

Nonferrous Metals/Minerals — 0.0%(6)
Euramax International, Inc.(10)(11)	701	$218,249

		$218,249

Publishing — 0.8%
ION Media Networks, Inc.(5)(10)	4,429	$1,364,043
Media General, Inc.(5)(10)(11)	171,695	3,094,202
MediaNews Group, Inc.(5)(10)(11)	29,104	691,221

		$5,149,466

Total Common Stocks (identified cost $2,344,777)		$7,475,238

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(11)	605,000	$12,100

Total Miscellaneous (identified cost $0)		$12,100

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$16,176	$16,176,056

Total Short-Term Investments (identified cost $16,176,056)		$16,176,056

Total Investments — 160.2% (identified cost $1,021,360,769)		$1,033,592,471

Less Unfunded Loan Commitments — (0.1)%		$(484,247)

Net Investments — 160.1% (identified cost $1,020,876,522)		$1,033,108,224

Notes Payable — (46.5)%		$(300,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.4)%		$(80,000,000)

Other Assets, Less Liabilities — (1.2)%		$(7,808,446)

Net Assets Applicable to Common Shares — 100.0%		$645,299,778

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after February 28, 2014, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $56,881,895 or 8.8% of the Trust’s net assets applicable to common shares.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2014 was $13,816.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,021,495,964

Gross unrealized appreciation	$19,382,083
Gross unrealized depreciation	(7,769,823)

Net unrealized appreciation	$11,612,260

Restricted Securities

At February 28, 2014, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$272,882

Total Restricted Securities			$153,860	$272,882

A summary of open financial instruments at February 28, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
3/31/14	British Pound Sterling 6,909,433	United States Dollar 11,340,452	Citibank NA	$—	$(227,399)	$(227,399)
3/31/14	Euro 323,375	United States Dollar 442,002	Goldman Sachs International	—	(4,344)	(4,344)
3/31/14	Euro 8,164,268	United States Dollar 11,235,298	HSBC Bank USA	—	(33,631)	(33,631)
4/30/14	British Pound Sterling 7,273,492	United States Dollar 12,036,575	HSBC Bank USA	—	(138,117)	(138,117)
4/30/14	Euro 5,656,508	United States Dollar 7,729,646	Deutsche Bank	—	(77,911)	(77,911)
4/30/14	Euro 2,269,313	United States Dollar 3,101,537	Goldman Sachs International	—	(30,746)	(30,746)
5/30/14	British Pound Sterling 1,960,751	United States Dollar 3,265,445	Goldman Sachs International	—	(15,820)	(15,820)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation
5/30/14	Canadian Dollar 701,450	United States Dollar 627,949	JPMorgan Chase Bank	$—	$(4,208)	$(4,208)
5/30/14	Euro 8,546,616	United States Dollar 11,696,129	Citibank NA	—	(100,739)	(100,739)

				$—	$(632,915)	$(632,915)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $632,915.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$916,133,041	$1,016,840	$917,149,881
Corporate Bonds & Notes	—	76,861,337	130,084	76,991,421
Asset-Backed Securities	—	15,303,528	—	15,303,528
Common Stocks	666,288	218,249	6,590,701	7,475,238
Miscellaneous	—	12,100	—	12,100
Short-Term Investments	—	16,176,056	—	16,176,056
Total Investments	$666,288	$1,024,704,311	$7,737,625	$1,033,108,224

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(632,915)	$—	$(632,915)
Total	$—	$(632,915)	$—	$(632,915)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2014 is not presented.

At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014